SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2016
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2. SIGNIFICANT ACCOUNTING POLICIES

A summary of the Company’s significant accounting policies are identified in note 2 of the Company’s financial statements for the year ended December 31, 2015 included in the Company’s Annual Report on Form 20-F.

Effective January 1, 2016, the Company adopted ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30) – Simplifying the Presentation of Debt Issuance Costs, which required debt issuance costs to a recognized debt liability to be presented in the Balance Sheets as a direct deduction from the debt liability rather than an asset. This has also been applied retrospectively to the comparative balance sheet as of December 31, 2015. For the Balance Sheet as of December 31, 2015, the effect of the application is a reduction of Long-term Debt from $47.0 million to $45.8 million and a reduction in Other Non-current Assets from $1.2 million to $0.0 million.

Effective January 1, 2016, the Company early adopted ASU 2014-15 Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance regarding management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. Please see note 3 for further information.

No other new accounting policies have been adopted since December 31, 2015.

Recent accounting pronouncements:

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. The FASB has deferred the effective date of this ASU for reporting periods beginning after December 15, 2017. The Company is in the process of evaluating the impact of this standard, if any, on its consolidated financial statements and related disclosures.

In July 2014, the FASB issued ASU 2015-11, Inventory (Topic 330) – Simplifying the Measurement of Inventory, which requires an entity to measure inventory at the lower of cost and net realizable value. The amendments in the Update are effective for fiscal years beginning after December 15, 2016. The adoption is not expected to have material impact on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, which provides new authoritative guidance on the requirements for lessees to recognize most leases on-balance sheet, lessor accounting remains substantially similar to current U.S. GAAP. The standard is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company is in the process of evaluating the impact of this standard if any, on its consolidated financial statements and related disclosures.